EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 9, 2020 (Accession No. 0001193125-20-164529), to the Prospectus dated May 1, 2020, as supplemented, for the Class IA, IB and K shares of the EQ/All Asset Growth Allocation Portfolio and EQ/Loomis Sayles Growth Portfolio, and Class IB and K shares of the EQ/American Century Mid Cap Value Portfolio, each a series of EQ Advisors Trust.